LIBERTY NEW YORK TAX-EXEMPT FUND Semiannual Report
July 31, 2000
[BACKGROUND GRAPHIC]

President's Message


Dear Shareholder:

You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects your Fund is part of Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

Although the municipal bond markets exhibited considerable volatility during the six months ended July 31, 2000, the overall result was positive. As the Federal Reserve (the Fed) repeatedly raised key short-term interest rates -- by 0.25% in both February and March and by 0.50% in May -- two things became quite clear. First, the Fed was concerned that the rapidly expanding U.S. economy could trigger higher rates of inflation; and second, the Fed was determined to keep inflation firmly in hand.

At the beginning of the period, longer-term municipal bond prices rose. Prices then fell as interest rates rose. However, the Fed's persistence -- coupled with indications by the second quarter of the calendar year that the economy may be slowing -- appears to have convinced investors that inflation will not become a major obstacle to the bond market in the foreseeable future. Municipal bond prices rallied in the final two months of the period.

As always, thank you for choosing Liberty New York Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,



/s/Stephen E. Gibson
Stephen E. Gibson
President
September 11,  2000



Not FDIC Insured

May Lose Value
-----------------
No Bank Guarantee

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS

-    POSITIVE RESULTS FOR MUNICIPAL BONDS WERE BOLSTERED BY REDUCED SUPPLY

     Due partly to high tax revenues and budget surpluses, state and local governments issued fewer municipal bonds during the first six months of calendar year 2000. New bond issues were 22% below the 1999 level, and refundings of existing bonds declined nearly 70%. At the same time, higher yields prompted an increase in individual demand for municipal bonds. The combination of reduced supply and increased demand helped to keep prices for municipal bonds higher than they might otherwise have been.

-    THE MUNICIPAL BOND YIELD CURVE FLATTENED DURING THE SIX-MONTH PERIOD

     Between February and July, yields for short-term municipal bonds declined slightly (0.10% to 0.20%). Meanwhile, rates for intermediate- and long-term municipals fell by as much as 0.54% as investors responded to early signs that the U.S. economy may be slowing and that inflation may not soon become a serious problem. As yields fell, bond prices rose, and the gains were largest for bonds in the 25- to 30-year maturity range.

                     MUNICIPAL VS. TREASURY BOND PERFORMANCE
                                1/31/00 - 7/31/00



[LINE GRAPH]


            SALOMON 30-YEAR     LEHMAN BROTHERS
            TREASURY BOND       MUNICIPAL BOND
            INDEX (%)           INDEX (%)

1/31/00     0   %                 0   %
2/29/00     1.16%                 3.7 %
3/31/00     3.37%                 8.56%
4/30/00     2.76%                 7.23%
5/31/00     2.22%                 7.02%
6/30/00     4.93%                 9.36%
7/31/00     6.4 %                11.48%

Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-Year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

NET ASSET VALUE PER SHARE AS OF
7/31/00

Class A                  $7.01
------------------------------
Class B                  $7.01
------------------------------
Class C                  $7.01
------------------------------

DISTRIBUTIONS DECLARED PER
SHARE FROM 2/1/00 TO 7/31/00

Class A                  $.178
------------------------------
Class B                  $.153
------------------------------
Class C                  $.163
------------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

SEC YIELDS ON 7/31/00

Class A                  4.76%
------------------------------
Class B                  4.22%
------------------------------
Class C                  4.54%
------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.57% for Class A shares, 4.01% for Class B shares, and 4.03% for Class C shares.

Taxable-equivalent SEC yields on 7/31/00
Class A                  8.83%

Class B                  7.83%

Class C                  8.42%

Taxable-equivalent SEC yields are based on the maximum effective combined 46.1% federal and New York State and city income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

                           PORTFOLIO MANAGER'S REPORT

QUALITY BREAKDOWN AS OF 7/31/00

AAA                      42.2%
------------------------------
AA                       24.8%
------------------------------
A                        16.2%
------------------------------
BBB                       4.9%
------------------------------
Nonrated                 10.1%
------------------------------
Cash Equivalents          1.8%
------------------------------



Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

BOUGHT

We purchased Long Island, NY Power Authority zero coupon, noncallable, insured bonds due in 2018 (0.42% of net assets). If interest rates fall, these 20-year bonds may provide the lion's share of the appreciation potential of comparable 30-year bonds, but with less downside risk.

RISING LONG-TERM BOND PRICES CONTRIBUTED TO MODEST BUT SOLID GAINS FOR THE FUND

Against a backdrop of falling yields and rising prices for intermediate- and long-term municipal bonds, Class A shares of Liberty New York Tax-Exempt Fund posted a total return of 7.69% without a sales charge for the six months ended July 31, 2000.

FUND SHIFTED EMPHASIS TO BETTER LONG-TERM POSITIONING

Over the period, the Fund was invested primarily in bonds that do well during periods of declining interest rates -- that is, bonds in the 15- to 25-year maturity range, bonds with long-term call protection and deep-discount securities. However, higher-than-anticipated economic growth and fears of more rapid inflation sent interest rates higher for part of the six months. To help protect the Fund from these interest rate increases, we adopted temporary defensive measures while keeping the bulk of the portfolio positioned for an environment of slower economic growth, low rates of inflation and lower interest rates.

Later in the period, we were able to reduce these defensive measures and refocus our efforts on maintaining a portfolio that could prosper in a falling interest rate environment. More specifically, we sold prerefunded bonds, short-maturity issues and bonds with shorter call protection. Such bonds generally do not appreciate as greatly as other bonds when yields are falling. We purchased a variety of bonds in the 15- to 25-year maturity range, bonds with 10 or more years of call protection (i.e., securities that can be called for redemption by the issuers not sooner than 10 years from date of issue) and noncallable bonds, to "lock in" what we believe will be viewed as attractive rates.

NEW YORK REMAINS STRONG DESPITE STOCK MARKET TURMOIL

New York's close ties to the financial services sector, particularly the equity markets, are undoubtedly both an asset and a potential liability. However, it appears to date that turbulence on Wall Street since March 2000 has not had a significant effect on the city or state, and economic trends remain positive. Per capita income growth is on par with the nation, unemployment stands at the lowest level in eight years, and the housing markets are showing strong growth. From a fiscal standpoint, conditions are improving as well, and the State of New York is presently in a position to use budget surpluses to pay down its debt.

SIGNS OF A POSITIVE ENVIRONMENT FOR BONDS ARE GROWING

Our outlook for the municipal bond market has improved considerably. As the six-month period came to a close, we had already seen the first signs of more temperate U.S. economic growth, including a reduction in new housing starts and softening of retail sales. Slower growth could set the stage for lower interest rates in 12 to 15 months. The Fund is well positioned to perform should that occur. In addition to a sizable investment in long-term and call-protected issues, the Fund owns zero coupon and discount bonds that may reap a larger-than-average benefit should interest rates fall.


Ultimately, we believe that much depends upon the state's biggest source of economic growth, the stock market. A large-scale and lingering downturn for stocks could impact many areas of New York's economy. However, absent such an event, we believe the outlook is very encouraging. The national economy appears to be headed toward a more stable, noninflationary rate of growth, and New York is in its best financial and economic position in more than a decade.





/s/ Gary Swayze


GARY SWAYZE is portfolio manager of Liberty New York Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.



TOP FIVE SECTORS
7/31/00 VS. 1/31/00


[BAR CHART}

                          7/31/00   1/31/00
Special Non-Property Tax   19.2%     16.3%
State Appropriated         13.9%     14.2%
Education                   6.6%      5.6%
Hospital                    6.3%      3.1%
Investor Owned Utility      5.4%      5.2%





Sector weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.


SOLD

One goal during the period was to lengthen the Fund's duration, so we sold Puerto Rico Commonwealth general obligation bonds due in 2023, but prefunded to date within a few years. Though they were highly rated and had a 6.50% coupon, they had been prerefunded. In a prerefunding, Treasury bonds are purchased and, when they mature, the proceeds are used to pay the principal due on the original municipal bonds. Prerefunding effectively shortens the period until the bonds are paid or maturity for the original bonds to just a few years.

PERFORMANCE INFORMATION


AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00

Share Class                   A                          B                         C
Inception                  9/26/86                     8/4/92                    8/1/97
                    Without     With sales      Without     With sales      Without     With sales
                 sales charge     charge     sales charge     charge     sales charge     charge
6 month
(cumulative)         7.69%         2.58%         7.31%         2.31%         7.46%         6.46%
1 year               3.79         (1.14)         3.03         (1.90)         3.33          2.34
5 years              5.79          4.77          4.99          4.66          5.50          5.50
10 years             6.43          5.92          5.80          5.80          6.29          6.29

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                  A                           B                          C
                    Without     With sales      Without     With sales      Without     With sales
                 sales charge     charge     sales charge     charge     sales charge     charge
6 month
(cumulative)         5.36%         0.35%         4.96%        (0.04)%        5.11%         4.11%
1 year               2.59         (2.28)         1.84         (3.04)         2.13          1.15
5 years              5.66          4.63          4.86          4.52          5.37          5.37
10 years             6.47          5.95          5.84          5.84          6.33          6.33

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

INVESTMENT PORTFOLIO

July 31, 2000 (Unaudited, In thousands)

MUNICIPAL BONDS - 96.9%                                     PAR            VALUE
--------------------------------------------------------------------------------
EDUCATION - 6.6%
EDUCATION
State Dormitory Authority,
  Series 1985,
    7.800% 12/01/05                                        $   20         $   20
State Dormitory Authority,
  Pace University,
    6.500% 07/01/11                                         1,000          1,128
State Dormitory Authority:
  New York University
  Series 1998-A,
    5.750% 07/01/27                                         2,000          2,051
  University of Rochester:
  Series 2000, (a) 07/01/14                                 1,000            584
  Series 1999,
    6.000% 07/01/24                                         1,000          1,020
Tompkins County Industrial
  Development Agency,
  Cornell University,
  Series 2000,
    5.625% 07/01/20                                         1,000          1,007
                                                                          ------
                                                                           5,810
                                                                          ------
--------------------------------------------------------------------------------
HEALTHCARE - 9.7%
CONGREGATE CARE RETIREMENT - 1.9%
Suffolk County Industrial Development Agency,
  Jefferson Ferry,
  Series 1999-A,
    7.200% 11/01/19                                           600            587
State Dormitory Authority,
  Miriam Osborn Memorial Home,
  Series 2000-B,
    6.875% 07/01/19                                         1,000          1,096
                                                                          ------
                                                                           1,683
                                                                          ------

HOSPITAL - 6.3%
State Dormitory Authority:
  Beth Israel Medical Center,
  Series 1997-A,
    5.125% 11/01/16                                         1,075          1,032
  City University,
  Series 1999-1,
    5.500% 07/01/29                                         1,000            970
  Mount Sinai Health Obligation Group,
  Series 2000,
    6.000% 07/01/11                                         1,500          1,573
  New Island Hospital,
  Series 1999-A,
    5.750% 07/01/19                                         1,215          1,230

  St. Clares Hospital,
  Series 1998-B,
    5.300% 02/15/19                                           750            717
                                                                          ------
                                                                           5,522
                                                                          ------

NURSING HOME - 1.5%
Essex County Industrial Development Agency,
  Moses Ludington Nursing Home,
  Series 2000,
    6.200% 02/01/30 (b)                                     1,250          1,294
                                                                          ------
--------------------------------------------------------------------------------

HOUSING - 8.1%
ASSISTED LIVING/SENIOR - 4.2%
Glen Cove Housing Authority,
    8.250% 10/01/26                                         1,000          1,056
Huntington Housing Authority,
  Gurwin Jewish Senior Center,
  Series 1999,
    5.875% 05/01/19                                         1,500          1,247
Mount Vernon Industrial Development Agency,
  Series 1999:
    6.150% 06/01/19                                         1,000            878
    6.200% 06/01/29                                           615            524
                                                                          ------
                                                                           3,705
                                                                          ------

MULTI-FAMILY - 3.9%
Hudson Housing Development Corp.,
  Providence Hall-Schuyler Court Project,
  Series 1992-A,
    6.500% 01/01/22                                           750            765
Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
    7.375% 06/01/21 (c)                                     1,126          1,126
State Housing Finance Agency:
  Series 1989-B,
    7.550% 11/01/29                                           230            233
  Series 1996-A,
    6.100% 11/01/15                                         1,230          1,264
                                                                          ------
                                                                           3,388
                                                                          ------
--------------------------------------------------------------------------------
INDUSTRIAL - 2.7%
FOREST PRODUCTS - 0.6%
Essex County Industrial Development Agency,
  International Paper Corp.,
  Series 1999-A,
    6.450% 11/15/23                                           500            507
                                                                          ------

See notes to investment portfolio.


MUNICIPAL BONDS (CONTINUED)                                 PAR            VALUE
--------------------------------------------------------------------------------
MANUFACTURING - 1.0%
Monroe County Industrial
  Development Agency,
  Yorkmill Realty Association.,
  Series 1986,
    9.500% 12/01/06                                       $   855        $   872
                                                                         -------

OIL AND GAS - 1.1%
State Energy Research & Development
  Authority, Central Hudson Gas &
  Electric Corp.,
  Series 1999,
    5.450% 08/01/27                                         1,000            966
                                                                         -------
--------------------------------------------------------------------------------
OTHER - 1.1%
OTHER
TSASC, Inc.
  Series 1999-1,
    6.250% 07/15/34                                         1,000            999
                                                                         -------
--------------------------------------------------------------------------------

OTHER REVENUE - 2.8%
RECREATION
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998-A,
    5.250% 11/01/18                                           500            456
New York City Cultural Trust,
   American Museum of Natural History
   Series 1999-A,
    5.750% 07/01/29                                         2,000          2,010
                                                                         -------
                                                                           2,466
                                                                         -------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.4%
DISPOSAL
Westchester County Industrial
   Development Agency,
   Westchester Resco Co. Project,
    6.000% 07/01/09                                         2,000          2,131
                                                                         -------
--------------------------------------------------------------------------------
TAX-BACKED - 37.2%
LOCAL APPROPRIATED - 0.6%
State Dormitory Authority,
  Judicial Facilities,
  Series 1991-A,
    9.500% 04/15/14                                           100            114
State Dormitory Authority,
  Westchester County,
  Series 1998,
    (a) 08/01/19                                            1,200            409
                                                                         -------
                                                                             523
                                                                         -------

LOCAL GENERAL OBLIGATIONS - 1.0%
City of Yonkers,
  Series 1999-A,
    4.500% 12/01/17                                         1,000            864
                                                                         -------

SPECIAL NON-PROPERTY TAX - 19.2%
Metropolitan Transportation Authority,
  Series, 1998-A,
    4.500% 04/01/18                                         2,000          1,721
New York City Transitional Finance Authority,
  Series 1998-C,
    4.750% 05/01/23                                         3,000          2,611
State Local Government Assistance Corp:
  Series 1993-C,
    5.500% 04/01/17                                         2,100          2,123
  Series 1993-E,
    6.000% 04/01/14                                         3,945          4,243
  Series 1993-E,
    5.000% 04/01/21                                         6,650          6,188
                                                                         -------
                                                                          16,886
                                                                         -------

STATE APPROPRIATED - 13.9%
State Dormitory Authority:
  City University,
  Series 1990-C,
    7.500% 07/01/10                                          1,500         1,712
  University of New York,
  Series 1990-B,
    7.500% 05/15/11                                          1,000         1,159
State Dormitory Authority:
  Series 1993-A,
    5.500% 05/15/13                                          3,000         3,069
  City University,
  Series 1993-A,
    6.000% 07/01/20                                          2,000         2,083
State Dormitory Authority,
  State University Educational Facilities,
  Series 1998-B,
    4.500% 05/15/20                                          1,000           836
State Dormitory Authority,
  State University,
  Series 1999,
    5.250% 05/15/18                                          1,000           968
State Housing Finance Agency,
  Series 1990-A,
    8.000% 11/01/08                                             35            36
State Medical Care Facilities
  Finance Agency:
  Series 1987-A,
    8.875% 08/15/07                                            105           107
  Series 1990-B,
    7.875% 08/15/08                                             80            82



See notes to investment portfolio.


MUNICIPAL BONDS (CONTINUED)                                PAR           VALUE
--------------------------------------------------------------------------------
State Urban Development Corp.,
  Series 1993-A,
    5.500% 01/01/14                                      $ 1,000         $ 1,026
Triborough Bridge & Tunnel Authority,
  Javits Convention Center Project,
  Series E,
    7.250% 01/01/10                                        1,000           1,122
                                                                         -------
                                                                          12,200
                                                                         -------

STATE GENERAL OBLIGATIONS - 2.5%
PR Commonwealth of Puerto Rico
  Aqueduct & Sewer Authority,
  Series 1995,
    6.250% 07/01/12                                        2,000           2,224
                                                                         -------
--------------------------------------------------------------------------------

TRANSPORTATION - 11.9%
AIR TRANSPORTATION - 4.2%
New York City Industrial
  Development Agency,
  America Airlines, Inc. Series 1994,
    6.900% 08/01/24                                        2,000           2,055
Port Authority of New York & New Jersey,
  JFK International Air Terminal, Series 6,
    6.250% 12/01/08                                        1,500           1,634
                                                                         -------
                                                                           3,689
                                                                         -------

TOLL FACILITIES - 5.2%
State Thruway Authority,
  Highway & Bridging Trust Fund:
  Series 1999-A,
    5.125% 04/01/13                                        1,500           1,488
  Series 2000-A,
    5.750% 04/01/17                                        1,000           1,025
  Series 2000-B,
    5.500% 04/01/10                                        1,000           1,045
Triborough Bridge & Tunnel Authority,
  Series Y,
    5.500% 01/01/17                                        1,000           1,015
                                                                         -------
                                                                           4,573
                                                                         -------

TRANSPORTATION - 2.5%
Albany Parking Authority,
  Green and Hudson Garage Project,
  Series 1991-A,
    7.150% 09/15/16                                          250             259
  Port Authority of New York & New Jersey,
   Series 85,
    5.375% 03/01/28                                        2,000           1,934
                                                                         -------
                                                                           2,193
                                                                         -------


UTILITY - 14.4%
INDEPENDENT POWER PRODUCER - 2.8%
Port Authority of New York &
  New Jersey,
  KIAC Partners,
  Series 1996 IV,
    6.750% 10/01/19                                      $ 2,000         $ 2,048

Suffolk County Industrial Development
  Agency,
  Nissequogue Cogen Partners,
  Series 1998,
    5.500% 01/01/23                                          500             421
                                                                         -------
                                                                           2,469
                                                                         -------

INVESTOR OWNED - 5.4%
State Energy Research & Development
  Authority,
  Brooklyn Union Gas Co.:
  Series 1989-A,
    6.750% 02/01/24                                        3,000           3,141
  Series 1993-B, IFRN (variable rate),
    7.788% 04/01/20                                        1,500           1,622
                                                                         -------
                                                                           4,763
                                                                         -------

MUNICIPAL ELECTRIC - 5.0%
Long Island Power Authority:
  Series 1998-A,
    5.250% 12/01/26                                        2,470           2,257
  Series 2000-A,
    (a) 06/01/18                                           1,000             370
PR Electric Power Authority:
  Series 1998-DD,
    4.500% 07/01/19                                        1,000             872
  Series 1998-EE,
    4.500% 07/01/18                                        1,000             879
                                                                         -------
                                                                           4,378
                                                                         -------

WATER & SEWER - 1.2%
Albany Municipal Water Finance Authority,
  Series 2000-A,
    6.375% 12/01/17                                          200             217
New York City Municipal Water
  Finance Authority,
  Series 1998-D,
    4.750% 06/15/25                                        1,000             866
                                                                         -------
                                                                           1,083
                                                                         -------

TOTAL MUNICIPAL BONDS
(cost of $82,960) (d)                                                     85,188
                                                                         -------

See notes to investment portfolio.

MUNICIPAL BONDS (CONTINUED)                                 PAR            VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.8%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (e)
IA Ottumwa Regional Health Center, Inc.,
  Series 1998,
    4.300% 10/01/06                                      $   100         $   100
IA Woodbury County,
  Siouxland Medical Educational Foundation,
  Series 1996,
    4.350% 11/01/16                                          100             100
IL Galesburg,
  Knox College,
  Series 1999,
    4.250% 7/01/24                                           200             200
MN Minneapolis,
   Series 1999-A,
    4.150% 3/01/12                                       $ 1,200           1,200
                                                                         -------
TOTAL SHORT-TERM OBLIGATIONS                                               1,600
                                                                         -------
OTHER ASSETS & LIABILITIES, NET - 1.3%                                     1,153
                                                                         -------
NET ASSETS - 100.0%                                                      $87,941
                                                                         =======

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.

(b) These securities, or a portion thereof, with a total market value of $233 are being used to collateralize open futures contracts.

(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2000, the value of this security amounted to $1,126 or 1.3% of net assets.

(d)  Cost for federal income tax purposes is the same.

(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2000.

Long futures contract open at July 31, 2000:

                   Par value                     Unrealized
                  covered by      Expiration    appreciation
     Type          contracts         month       at 07/31/00
 Treasury Note      $1,400         September         $45

         Acronym                        Name
         -------                        ----
          IFRN               Inverse Floating Rate Note


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $82,960)                                    $ 85,188
Short-term obligations                                                    1,600
                                                                       --------
                                                                         86,788
Receivable for:
  Investments sold                                   $  1,620
  Interest                                              1,123
  Fund shares sold                                         45
  Expense reimbursement due
    from the Advisor                                       22
Other                                                      17             2,827
                                                     --------          --------
  Total Assets                                                           89,615

LIABILITIES
Payable for:
  Investments purchased                                 1,415
  Distributions                                           125
  Fund shares repurchased                                  14
Accrued:
  Management fee                                           36
  Transfer Agent fee                                       13
  Bookkeeping fee                                           3
  Deferred Trustees fees                                    4
Other                                                      64
                                                     --------
  Total Liabilities                                                       1,674
                                                                       --------

NET ASSETS                                                           $   87,941
                                                                     ==========
Net asset value & redemption price per share --
  Class A ($44,001/6,276)                                            $     7.01(a)
                                                                     ==========
Maximum offering price per share --
  Class A ($7.01/0.9525)                                             $     7.36(b)
                                                                     ==========
Net asset value & offering price per share --
  Class B ($43,383/6,188)                                            $     7.01(a)
                                                                     ==========
Net asset value & offering price per share --
  Class C ($557/80)                                                  $     7.01(a)
                                                                     ==========
COMPOSITION OF NET ASSETS
Capital paid in                                                      $   87,770
Overdistributed net investment income                                       (33)
Accumulated net realized loss                                            (2,069)
Net unrealized appreciation on:
  Investments                                                             2,228
  Futures contracts                                                          45
                                                                     ----------
                                                                     $   87,941
                                                                     ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 2000
(In thousands)

INVESTMENT INCOME
Interest                                                                 $2,593

EXPENSES
Management fee                                          $   218
Service fee                                                  85
Distribution fee -- Class B                                 162
Distribution fee -- Class C                                   2
Transfer agent fee                                           65
Bookkeeping fee                                              20
Trustees fee                                                  5
Audit fee                                                    18
Legal fee                                                     3
Registration fee                                              8
Reports to shareholders                                      10
Other                                                         9
                                                       --------
                                                            605
Fees waived or borne by the Advisor                         (93)
Custodian credits earned                                     (2)
Fees waived by the Distributor -- Class C                    (1)            509
                                                       --------         -------
    Net Investment Income                                                 2,084
                                                                        -------

NET REALIZED & UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                              (103)
  Closed futures contracts                                   34
                                                       --------
    Net realized loss                                                       (69)
Net change in unrealized appreciation/
  depreciation during the period on:
  Investments                                             4,122
  Open futures contracts                                    157
                                                       --------
    Net change in unrealized appreciation/
      depreciation                                                        4,279
                                                                        -------
    Net Gain                                                              4,210

Increase in Net Assets from Operations                                  $ 6,294
                                                                        =======

See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
(In thousands)


                                                     (UNAUDITED)
                                                     SIX MONTHS         YEAR
                                                        ENDED           ENDED
                                                      JULY 31,       JANUARY 31,
                                                     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS                       2000            2000
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                $   2,084        $   4,617
Net realized gain (loss)                                   (69)             543
Net change in unrealized appreciation/
  depreciation                                           4,279          (12,313)
                                                     ---------        ---------
  Net Increase (Decrease) from Operations                6,294           (7,153)

DISTRIBUTIONS:
From net investment income -- Class A                   (1,138)          (2,454)
From net investment income -- Class B                     (964)          (2,084)
From net investment income -- Class C                      (13)             (36)
                                                     ---------        ---------
                                                         4,179          (11,727)
                                                     ---------        ---------
FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                        950            3,769
Value of distributions reinvested -- Class A               557            1,343
Cost of shares repurchased -- Class A                   (3,058)         (11,164)
                                                     ---------        ---------
                                                        (1,551)          (6,052)
                                                     ---------        ---------
Receipts for shares sold -- Class B                      1,818            6,728
Value of distributions reinvested -- Class B               515            1,115
Cost of shares repurchased -- Class B                   (5,768)         (11,367)
                                                     ---------        ---------
                                                        (3,435)          (3,524)
                                                     ---------        ---------
Receipts for shares sold -- Class C                        (a)              402
Value of distributions reinvested -- Class C                13               35
Cost of shares repurchased -- Class C                     (137)            (409)
                                                     ---------        ---------
                                                          (124)              28
                                                     ---------        ---------
Net Decrease from Fund Share
  Transactions                                          (5,110)          (9,548)
                                                     ---------        ---------
  Total Decrease                                          (931)         (21,275)

NET ASSETS

Beginning of period                                     88,872          110,147
                                                     ---------        ---------
End of period (net of overdistributed
  net investment income of $33 and
  $2, respectively)                                  $  87,941        $  88,872
                                                     =========        =========

(a)  Rounds to less than one.

                                                        (UNAUDITED)
                                                         SIX MONTHS       YEAR
                                                            ENDED         ENDED
                                                          JULY 31,     JANUARY 31,
                                                        -----------    -----------
NUMBER OF FUND SHARES                                       2000           2000
--------------------------------------------------------------------------------
Sold -- Class A                                              138            526
Issued for distributions reinvested -- Class A                81            190
Repurchased -- Class A                                      (449)        (1,597)
                                                            ----         ------
                                                            (230)          (881)
                                                            ----         ------
Sold -- Class B                                              265            937
Issued for distributions reinvested -- Class B                75            158
Repurchased -- Class B                                      (848)        (1,616)
                                                            ----         ------
                                                            (508)          (521)
                                                            ----         ------
Sold -- Class C                                              (a)             55
Issued for distributions reinvested -- Class C                 2              5
Repurchased -- Class C                                       (20)           (58)
                                                            ----         ------
                                                             (18)             2
                                                            ----         ------





See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


July 31, 2000 (Unaudited)


NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Liberty New York Tax Exempt Fund, (formerly Colonial New York Tax Exempt Fund) (the Fund), a series of Liberty Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial positions of the Fund at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and New York state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:


AVERAGE NET ASSETS                            ANNUAL FEE RATE
First $2 billion                                    0.50%
Over $2 billion                                     0.45%

July 31, 2000 (Unaudited)

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $26,375 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $56,991, and none on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and (2) 0.25% of net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2000, the Fund's service fee was 0.19%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,672 of custodian fees were reduced by balance credits applied during the six months ended July 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 2000, purchases and sales of investments, other than short-term obligations were $10,905,190 and $16,472,764, respectively.

Unrealized appreciation (depreciation) at July 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                     $4,153,886
Gross unrealized depreciation                     (1,925,778)
                                                  ----------
  Net unrealized appreciation                     $2,228,108
                                                  ==========
CAPITAL LOSS CARRYFORWARDS:

At January 31, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

     YEAR OF EXPIRATION         CAPITAL LOSS CARRYFORWARD
     ------------------         -------------------------
            2004                      $1,254,000
            2005                          79,000
            2008                          99,000
                                      ----------
                                      $1,432,000
                                      ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

July 31, 2000 (Unaudited)


NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 2000.

FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                                     (UNAUDITED)
                                                                                           SIX MONTHS ENDED JULY 31, 2000
                                                                                     ----------------------------------------
                                                                                        CLASS A       CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $  6.680      $  6.680      $   6.680
                                                                                     --------      --------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                                            0.175         0.150          0.160(c)
Net realized and unrealized gain                                                        0.333         0.333          0.333
                                                                                     --------      --------      ---------
Total from Investment Operations                                                        0.508         0.483          0.493
                                                                                     --------      --------      ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                             (0.178)       (0.153)        (0.163)
                                                                                     --------      --------      ---------
NET ASSET VALUE, END OF PERIOD                                                       $  7.010      $  7.010       $  7.010
                                                                                     ========      ========       ========
Total return (d)(e)                                                                     7.69%         7.31%          7.46%(f)
                                                                                     ========      ========       ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                                         0.79%         1.54%          1.24%(c)
Net investment income (g)(h)                                                            5.15%         4.40%          4.70%(c)
Fees and expenses waived or borne by the Advisor (g)(h)                                 0.21%         0.21%          0.21%
Portfolio turnover                                                                        13%           13%            13%
Net assets at end of period (000)                                                     $44,001       $43,383       $    557

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:       $ 0.007       $ 0.007       $  0.007

(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $0.010 per share and 0.30% annualized.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized



                                                                                              YEAR ENDED JANUARY 31, 2000
                                                                                     -----------------------------------------
                                                                                        CLASS A       CLASS B       CLASS C
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $   7.490     $    7.490     $   7.490
                                                                                     ---------     ----------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                                             0.347          0.293         0.315(c)
Net realized and unrealized loss                                                        (0.812)        (0.812)       (0.812)
                                                                                     ---------     ----------     ---------
Total from Investment Operations                                                        (0.465)        (0.519)       (0.497)
                                                                                     ---------     ----------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                              (0.345)        (0.291)       (0.313)
                                                                                     ---------     ----------     ---------
NET ASSET VALUE, END OF PERIOD                                                       $   6.680     $    6.680     $   6.680
                                                                                     ---------     ----------     ---------
Total return (d)(e)                                                                     (6.34)%        (7.04)%        (6.76)%
                                                                                     ---------     ----------     ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                                             0.79%          1.54%         1.24%(c)
Net investment income (f)                                                                4.90%          4.15%         4.45%(c)
Fees and expenses waived or borne by the Advisor (f)                                     0.18%          0.18%         0.18%
Portfolio turnover                                                                         17%            17%           17%
Net assets at end of period (000)                                                    $  43,471     $   44,747     $     654

(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:      $   0.013     $    0.013     $   0.013

(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.

(c) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                                 Year ended January 31, 1999
                                                                                           --------------------------------------
                                                                                             Class A       Class B       Class C
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $  7.380      $  7.380      $  7.380
                                                                                           --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                     0.358         0.301         0.324(b)
Net realized and unrealized gain                                                              0.115         0.115         0.115
                                                                                           --------      --------      --------
Total from Investment Operations                                                              0.473         0.416         0.439
                                                                                           --------      --------      --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                   (0.352)       (0.296)       (0.320)
In excess of net investment income                                                           (0.011)       (0.010)       (0.010)
                                                                                           --------      --------      --------
Total Distributions Declared to Shareholders                                                 (0.363)       (0.306)       (0.329)
                                                                                           ========      ========      ========
NET ASSET VALUE, END OF PERIOD                                                             $  7.490      $  7.490       $ 7.490
                                                                                           ========      ========      ========
Total return (c)(d)                                                                           6.61%         5.80%         6.13%
                                                                                           ========      ========      ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                                                  0.77%         1.52%         1.22%(b)
Net investment income (e)                                                                     4.78%         4.03%         4.33%(b)
Fees and expenses waived or borne by the Advisor (e)                                          0.16%         0.16%         0.16%
Portfolio turnover                                                                              28%           28%           28%
Net assets at end of period (000)                                                           $55,348       $54,079      $    720
(a)  Net of fees and expenses waived or borne by the Advisor which amounted to:             $ 0.012       $ 0.012      $  0.012

(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                                                    YEARS ENDED JANUARY 31,
                                                            ------------------------------------------------------------------------
                                                                             1998                                    1997
                                                            ----------------------------------------       -------------------------
                                                             CLASS A       CLASS B      CLASS C (b)         CLASS A        CLASS B
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.040     $   7.040     $   7.270           $   7.250     $    7.250
                                                            --------     ---------     ---------           ---------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                      0.383         0.330         0.171(c)            0.393          0.340
Net realized and unrealized gain (loss)                        0.346         0.346         0.118              (0.207)        (0.207)
                                                            --------     ---------     ---------           ---------     ----------
Total from Investment Operations                               0.729         0.676         0.289               0.186          0.133
                                                            --------     ---------     ---------           ---------     ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    (0.384)       (0.331)       (0.179)             (0.396)        (0.343)
From capital paid in                                          (0.005)       (0.005)           --                  --             --
                                                            --------     ---------     ---------           ---------     ----------
Total Distributions Declared to Shareholders                  (0.389)       (0.336)       (0.179)             (0.396)        (0.343
                                                            --------     ---------     ---------           ---------     ----------
NET ASSET VALUE, END OF PERIOD                              $  7.380     $   7.380     $   7.380           $   7.040     $    7.040
                                                            ========     =========     =========           =========     ==========
Total return (d)(e)                                           10.67%         9.85%         4.04%(f)            2.76%          1.99%
                                                            ========     =========     =========           =========     ==========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                                   0.67%         1.42%         1.12%(c)(h)         0.65%          1.40%
Net investment income (g)                                      5.31%         4.56%         4.72%(c)(h)         5.56%          4.81%
Fees and expenses waived or borne by the Advisor  (g)          0.28%         0.28%         0.29%(h)            0.29%          0.29%
Portfolio turnover                                               38%           38%           38%                 78%            78%
Net assets at end of period (000)                           $ 51,744     $  52,313     $     104           $  50,648     $   52,861
(a) Net of fees and expenses waived or borne by
    the Advisor which amounted to:                          $  0.020     $   0.020     $   0.021           $   0.020     $    0.020

(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% annualized.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:



                                                                                                        YEAR ENDED JANUARY 31, 1996
                                                                                                        ---------------------------
                                                                                                          CLASS A         CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                    $   6.680     $   6.680
                                                                                                        ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                                                                   0.401         0.349
Net realized and unrealized gain                                                                            0.576         0.576
                                                                                                        ---------     ---------
Total from Investment Operations                                                                            0.977         0.925
                                                                                                        ---------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                                 (0.407)       (0.355)
                                                                                                        ---------     ---------
NET ASSET VALUE, END OF PERIOD                                                                          $   7.250     $   7.250
                                                                                                        =========     =========
Total return (b)(c)                                                                                        14.99%        14.15%
                                                                                                        =========     =========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                                                                0.58%         1.33%
Net investment income (d)                                                                                   5.72%         4.97%
Fees and expenses waived or borne by the Advisor (d)                                                        0.38%         0.38%
Portfolio turnover                                                                                            39%           39%
Net assets at end of period (000)                                                                       $  56,795     $  53,505
(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:                         $   0.026     $   0.026


(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT


TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


SEMIANNUAL REPORT:
LIBERTY NEW YORK TAX-EXEMPT FUND

CHOOSE LIBERTY





BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)


[LIBERTY FUNDS GRAPHIC]



ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE
HUSON          A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE
ADVISOR        INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

[KEYPORT LOGO] A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.


Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.


BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

LIBERTY NEW YORK TAX-EXEMPT FUND   SEMIANNUAL REPORT


[LIBERTY FUNDS GRAPHIC]

Liberty Funds Distributor, Inc. (Copyright) 2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com


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